UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.      Name and address of issuer:
        Johnson Mutual Funds Trust
        3777 West Fork Road
        Cincinnati, Ohio 45247

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): __X__

3.      Investment Company Act File Number: 811-7254
        Securities Act File Number: 33-52970

4(a).   Last day of fiscal year for which this Form is filed: December 31, 2012

4(b).   __ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).   __ Check box if this is the last time the issuer will be filing this
           Form.

5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during
                the fiscal year pursuant to section 24(f):          $148,377,683

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:                 $113,331,550

        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending
                no earlier than October 11, 1995 that were not
                previously used to reduce registration fees
                payable to the Commission:                                    $0

        (iv)    Total available redemption credits [add Items
                5(ii) and 5(iii)]:                                  $113,331,550

        (v)     Net sales - if Item 5(i) is greater than Item
                5(iv) [subtract Item 5(iv) from Item 5(i)]:          $35,046,133

        (vi)    Redemption credits available for use in
                future years - if Item 5(i) is less than Item
                5(iv) [subtract Item 5(iv) from Item 5(i)]:                   $0

        (vii)   Multiplier for determining registration fee           x0.0001364

        (viii)  Registration fee due (multiply Item 5(v) by Item
                5(vii) (enter "0" if no fee is due):                 = $4,780.29


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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year:                     + $0

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:                 = $4,780.29

9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:   March 27, 2013
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        Method of Delivery:      __X__  Wire Transfer
                                 _____  Mail or other means


                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

By (Signature and Title): /s/ Marc E. Figgins
                          ----------------------------------
                          Marc E. Figgins, CFO and Treasurer

Date:  March 27, 2013
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